Exit or Disposal Activities Exit or Disposal Activities (Textuals) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 store facility	Dec. 31, 2013 store facility	Dec. 31, 2012 store
Exit or Disposal Activities (Textual) [Abstract]
Number of facilities closed	7	5
Stores and branches closed	24	16	19
Provisions in cost of goods sold or SG&A	$ 13,578,000	$ 4,619,000	$ 7,676,000
Adjustments to prior provisions in Other general expense - net		63,000	(4,942,000)
Global Finishes Group [Member]
Exit or Disposal Activities (Textual) [Abstract]
Provisions in cost of goods sold or SG&A	4,767,000	278,000	7,363,000
Consumer Group [Member]
Exit or Disposal Activities (Textual) [Abstract]
Provisions in cost of goods sold or SG&A	4,809,000	598,000	0
Paint Stores Group [Member]
Exit or Disposal Activities (Textual) [Abstract]
Provisions in cost of goods sold or SG&A	280,000	1,004,000	313,000
Latin America Coatings Group [Member]
Exit or Disposal Activities (Textual) [Abstract]
Provisions in cost of goods sold or SG&A		123,000	0
Facilities Closed Down Prior to 2014 [Member]
Exit or Disposal Activities (Textual) [Abstract]
Provisions in cost of goods sold or SG&A	3,722,000
Facilities Closed Down Prior to 2013 [Member]
Exit or Disposal Activities (Textual) [Abstract]
Provisions in cost of goods sold or SG&A		2,679,000
Facilities Closed Down Prior to 2012 [Member]
Exit or Disposal Activities (Textual) [Abstract]
Adjustments to prior provisions in Other general expense - net			$ (4,942,000)